General and Administrative Expenses	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses
General and Administrative Expenses

6.General and Administrative Expenses

For the six month period ended June 30, 2024, general and administrative expenses included €16,960 thousand (June 30, 2023: €16,705 thousand) of personnel expenses, including share-based payment expenses; €17,309 thousand (June 30, 2023: €9,291 thousand) of contractor and consulting expenses; €9,857 thousand (June 30, 2023: €8,642 thousand) of IT costs; €1,484 thousand (June 30, 2023: €1,667 thousand) in insurance premiums; and €3,740 thousand (June 30, 2023: €2,981 thousand) of other miscellaneous expenses.